SIGNIFICANT ACCOUNTING POLICIES (Schedule of Losses Reclassified Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	$ 346,546	$ 473,292	$ 527,561
Research and development	4,950	5,086	4,098
Marketing and selling	86,239	82,222	94,412
General and administrative	39,123	49,490	51,596
Total loss	42,976	108,240	$ 56,366
Reclassification of AOCI [Member] | Accumulated losses on derivative instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	324	2,287
Research and development	20	102
Marketing and selling	81	414
General and administrative	75	503
Total loss	$ 500	$ 3,306